FIRST INVESTORS HIGH YIELD FUND, INC.
95 Wall Street
New York, New York 10005
(212) 858-8126



                                                                February 2, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

            Re:  First Investors High Yield Fund, Inc.
                  File Nos. 33-4935 and 811-4674

Gentlemen:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors High Yield Fund, Inc. (the "Fund") hereby certifies:

      (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 30 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

      (2) The text of Post-Effective Amendment No. 30 was filed electronically with the Commission.

                                    Very truly yours,

                                    FIRST INVESTORS HIGH YIELD
                                    FUND, INC.



                                    By:   /s/ C. Durso
                                          ---------------------------
                                          C. Durso, Vice President